Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

[redacted]

13002840

RECEIVED

SEP 16 2013

Washington, DC 20549

001-31616

September 16, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERTNYS

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, INTERNATIONAL LEASE FINANCE CORPORATION, 5.875% Senior Notes due 2022 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 16, 2013. Tentative listing date – September 18, 2013.

Sincerely,

Paras Madho

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com